Structured Entities - Consolidated Structured Entities - Additional Information (Detail) $ in Millions, $ in Millions	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)
Disclosure of information about consolidated structured entities [line items]
Assets pledged	$ 254,502.0		$ 252,470.0
Limited Recourse Capital Notes [Member]
Disclosure of information about consolidated structured entities [line items]
Limited recourse capital notes outstanding	4,526.0		2,003.0
Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	21.4	$ 15.7	252.6	$ 200.0
Canadian auto loan receivables [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	216.4		831.1
Scotiabank covered bond guarantor limited partnership [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Covered bond outstanding	45,900.0		31,300.0
Scotiabank covered bond guarantor limited partnership [member] | Uninsured residential mortgage backed securities [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	51,400.0		34,700.0
Halifax receivables trust [member] | Unsecured personal line of credit receivables [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	95.0	70.0	135.0	109.0
Subordinated notes outstanding	1,100.0		1,500.0
Trillium credit card trust II [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding		$ 800.0		$ 1,300.0
Trillium credit card trust II [member] | Credit card receivable [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	1,200.0		1,800.0
U.S. multi-seller conduit [Member] | Business and government loans [Member]
Disclosure of information about consolidated structured entities [line items]
Assets recognized in entity's financial statements in relation to consolidated structured entities	$ 10,000.0		$ 5,000.0